Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DUPREE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
Supplement [Text Block]	df1_SupplementTextBlock

DUPREE MUTUAL FUNDS

SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2012

The net expense ratio and shareholder services fee as stated on Page 18 in the "Annual Operating Expenses for the North Carolina Short to Medium Series" are corrected to read .78 and .15 respectively. The Prospectus as issued did not correspond with the "Financial Highlights of the North Carolina Short to Medium Series " as reflected in the Annual Report to Shareholders and understated the net expense ratio and shareholder services fee by 2 basis points, and the purpose of this supplement is to correct the understatement.

North Carolina Tax-Free Short-to-Medium Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	df1_SupplementTextBlock

DUPREE MUTUAL FUNDS

SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2012

The net expense ratio and shareholder services fee as stated on Page 18 in the "Annual Operating Expenses for the North Carolina Short to Medium Series" are corrected to read .78 and .15 respectively. The Prospectus as issued did not correspond with the "Financial Highlights of the North Carolina Short to Medium Series " as reflected in the Annual Report to Shareholders and understated the net expense ratio and shareholder services fee by 2 basis points, and the purpose of this supplement is to correct the understatement.